Note 6 - Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 6 - Employee Benefit Plans (Details) [Line Items]
Defined Benefit Plan, Curtailments	$ 1,760,623	$ 1,760,623
Other Comprehensive Income (Loss), Finalization of Pension and Other Postretirement Benefit Plan Valuation, Tax		598,612
Defined Benefit Plan, Accumulated Other Comprehensive Income Minimum Pension Liability, after Tax	4,794,177	8,406,635
Defined Benefit Plan, Accumulated Other Comprehensive Income Minimum Pension Liability, Tax	1,630,020	2,858,256
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year	390,413
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	900,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		4.00%
Due to Curtailment [Member]
Note 6 - Employee Benefit Plans (Details) [Line Items]
Other Comprehensive Income (Loss), Finalization of Pension and Other Postretirement Benefit Plan Valuation, Tax	598,612
Paid to Pension Plan [Member]
Note 6 - Employee Benefit Plans (Details) [Line Items]
Dividends	$ 7,750	$ 7,130